Details of Significant Accounts - Share capital, schedule of exchange of perfect shares for perfect new ordinary shares as part of reverse recapitalization (Details)		12 Months Ended
	Mar. 03, 2022	Dec. 31, 2024 shares	Oct. 28, 2022 shares
Share capital
Number of Shares before Share Combination (in shares)		570,481,000
Conversion ratio	0.17704366
Number of shares after share combination (in shares)		101,000,000
Perfect Original Shares exchanged for Perfect New Class A Ordinary Shares
Share capital
Number of Shares before Share Combination (in shares)		475,653,000
Perfect Original Common Shares exchanged for Perfect New Class A Ordinary Shares
Share capital
Number of Shares before Share Combination (in shares)		241,650,000
Perfect Original Preferred Shares exchanged for Perfect New Class A Ordinary Shares
Share capital
Number of Shares before Share Combination (in shares)		234,003,000
Perfect Original Shares exchanged for Perfect New Class B Ordinary Shares
Share capital
Number of Shares before Share Combination (in shares)		94,828,000
Perfect Original Common Shares exchanged for Perfect New Class B Ordinary Shares
Share capital
Number of Shares before Share Combination (in shares)		86,500,000
Perfect Original Preferred Shares exchanged for Perfect New Class B Ordinary Shares
Share capital
Number of Shares before Share Combination (in shares)		8,328,000
Perfect Class A Ordinary Shares
Share capital
Conversion ratio		0.17704366
Number of shares after share combination (in shares)		84,211,000	1
Perfect Class A Ordinary Shares issued in exchange for Perfect Original Common Shares
Share capital
Number of shares after share combination (in shares)		42,782,000
Perfect Class A Ordinary Shares issued in exchange for Perfect Original Preferred Shares
Share capital
Number of shares after share combination (in shares)		41,429,000
Perfect Class B Ordinary Shares
Share capital
Conversion ratio		0.17704366
Number of shares after share combination (in shares)		16,789,000
Perfect Class B Ordinary Shares issued in exchange for Perfect Original Common Shares
Share capital
Number of shares after share combination (in shares)		15,314,000
Perfect Class B Ordinary Shares issued in exchange for Perfect Original Preferred Shares
Share capital
Number of shares after share combination (in shares)		1,475,000